Acquisitions of Subsidiaries - Schedule of Gain Arising on Acquisition (Details) - Acquisition of The Art Newspaper SA [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Gain Arising on Acquisition [Line Items]
Recognized amounts of net assets acquired	$ 21,300
Less: consideration transferred by ultimate holding company	(16,831)
Gain arising on acquisition	$ 4,469